Derivative Liability	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities
Derivative Liability

5.   Derivative Liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations.

During the year ended December 31, 2011, the Company issued warrants with an exercise price of $0.10 per share until July 14, 2014, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.10 per share. Prior to December 31, 2013, the Company used a multi-nominal lattice model and changed its valuation approach to a Black-Scholes model for the year ended December 31, 2013 as it better reflects the changes in the fair value given the nature of the Company’s business.  The impact of the change in valuation approach resulted in an increase in the derivative liability of $54,266 for the year ended December 31, 2012, which has been applied on a prospective basis.  As at December 31, 2013, the Company recorded a derivative liability of $127,451 giving effect to change in the valuation method. During the year ended December 31, 2013, the Company recorded a gain on fair value of derivatives of $100,824 (2012 - $22,102).

The following inputs and assumptions were used to value the secured convertible notes and warrants outstanding during the year ended December 31, 2013:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

As at July 14, 2011 (issuance date)	270%	1.0%	0%	3.00
As at December 31, 2012	288%	1.0%	0%	1.53
As at December 31, 2013	316%	1.0%	0%	0.53

A summary of the activity of the derivative liability is shown below:

$
Balance at December 31, 2011	$48,728
Derivative due to mark to market adjustment	(22,102)
Balance at December 31, 2012	$26,627
Derivative due to mark to market adjustment	100,824
Balance at December 31, 2013	$127,451